Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 25, 2022
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)		¥ 59,475,542		¥ (7,566,569)		$ 8,397,298
Convenience translation, description		Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of USD 1.00 to USD 7.0827, representing the mid-point reference rate set by Peoples’ Bank of China on December 29, 2023, the last business day for the year ended December 31, 2023	Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of USD 1.00 to USD 7.0827, representing the mid-point reference rate set by Peoples’ Bank of China on December 29, 2023, the last business day for the year ended December 31, 2023
Net received (in Dollars)	$ 2,006,000
Escrow deposit (in Dollars)	$ 1,000,000
Accounts receivable		¥ 27,735,262		117,080,588		3,915,917
Inventory					¥ 8,100,000
Third party					3.85%
Loans receivable (in Dollars)
Other receivable		¥ 3,229,486		1,180		$ 455,968
Residual value percentage		5.00%				5.00%
Impairment loss		¥ 144,863,324	$ 20,453,122
Estimated useful lives description		The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.	The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.
Impairment of long-lived assets		¥ 5,499,260	$ 776,436	13,713,235	¥ 4,308,822
Advertising costs		¥ 126,751	$ 17,896	47,170	1,800
VAT Percentage		6.00%	6.00%
Recognized tax benefit		50.00%				50.00%
Total expenses for plans		¥ 2,046,371		¥ 2,939,923	¥ 2,683,929	$ 288,925
Statutory rate		25.00%	25.00%	25.00%	25.00%
Aggregate rate		50.00%	50.00%
Registeered capital rate		50.00%	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Bear interest percentage		0.00%	0.00%
Investments		20.00%				20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Bear interest percentage		3.85%	3.85%
Investments		50.00%				50.00%
CHINA
Summary of Significant Accounting Policies [Line Items]
VAT Percentage		13.00%	13.00%
Statutory rate		10.00%	10.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
GST rate		7.00%	7.00%
Statutory rate		17.00%	17.00%
Other Comprehensive Income (Loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)		¥ 59,429,283		¥ 7,373,437		$ 8,390,767
VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate				45.00%			45.00%
Noncontrolling interests [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate		47.00%		47.00%		47.00%	47.00%
ICinit [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate				34.10%			34.10%	19.00%
VIDA [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate		45.00%				45.00%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates					1
RMB [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate				1			1
HKD [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate		1.1035				1.1035
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates		0.1419		0.1487	0.155	0.1419	0.1487
Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage		20.00%				20.00%
WiMi Cayman [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate				1			1
Average translation rates					1
WiMi Cayman [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates				1.2048			1.2048
Skystar [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates		1.1643				1.1643
Skystar [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate		0.1412				0.1412
Fe-da Electronics [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates		1.109				1.109
Fe-da Electronics [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate				0.1436			0.1436
ICinit [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate		44.00%				44.00%
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate				1.1194			1.1194